TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss before income tax expense	$ (2,544)	$ (3,701)	$ (2,567)
Current tax expense	63	74	73
Deferred taxes			1,085
Income tax expense	63	74	1,158
Israel [Member]
Loss before income tax expense	(2,663)	(3,701)	(2,767)
Current tax expense	14
Deferred taxes			1,085
Foreign Jurisdictions [Member]
Loss before income tax expense	119		200
Current tax expense	$ 49	$ 74	$ 73